Schedule I - Condensed Financial Information of Ocean Rig UDW Inc. - Additional Information (Details) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Nov. 18, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Feb. 13, 2015	Jul. 12, 2013
Debt Instrument - carrying amount		$ 4,410,974	$ 4,473,000
Dividends paid		50,281	75,194	$ 0
Due From Related Parties Non Current		0	117,219
$462 million Senior Secured Credit Facility
Debt Instrument - carrying amount		432,821	0
Line of Credit Facility, Maximum Borrowing Capacity		$ 462,000			$ 475,000
Debt instrument description		LIBOR
6.5% Senior Secured Notes
Debt Instrument - carrying amount		$ 607,742	800,000
Debt Instrument, Face Amount		800,000
$1.9 billion Secured Term Loan B Facility
Debt Instrument - carrying amount		1,857,250	1,876,250
Debt Instrument, Face Amount		1,900,000				$ 1,800,000
1.3 billion Senior Secured Term Loan B Facility
Debt Instrument - carrying amount		1,283,750	1,296,750
Debt Instrument, Face Amount		1,300,000
7.25% Senior Unsecured Notes
Debt Instrument - carrying amount		229,411	500,000
Debt Instrument, Face Amount		500,000
9.5% Senior Unsecured Notes
Debt Instrument, Face Amount		500,000
Ocean Rig UDW Inc
Dividends paid		50,281	75,194	$ 0
Due From Related Parties Non Current		0	$ 117,219
Ocean Rig UDW Inc | $462 million Senior Secured Credit Facility
Line of Credit Facility, Maximum Borrowing Capacity		462,000
Ocean Rig UDW Inc | 6.5% Senior Secured Notes
Debt Instrument - carrying amount		607,742
Ocean Rig UDW Inc | $1.9 billion Secured Term Loan B Facility
Debt Instrument, Face Amount		1,900,000
Ocean Rig UDW Inc | Three facilities
Debt Instrument - carrying amount		3,573,821
Ocean Rig UDW Inc | 1.3 billion Senior Secured Term Loan B Facility
Debt Instrument, Face Amount		1,300,000
Ocean Rig UDW Inc | 7.25% Senior Unsecured Notes
Debt Instrument, Face Amount		500,000
Ocean Rig UDW Inc | 9.5% Senior Unsecured Notes
Debt Instrument, Face Amount		$ 500,000
Ocean Rig UDW Inc | $120.0 million Loan from Affiliate
Debt instrument description	LIBOR
Due From Related Parties Non Current	$ 120,000
Ocean Rig UDW Inc | Dryships Inc. | Exchange of debt instrument with shares
Treasury Stock, Shares, Acquired		22,222,222